RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related party balances

Outstanding amounts due from/to related parties as of December 31, 2023 and 2024 were as follows (RMB in thousands):

	2023	2024
	December 31	December 31
	RMB	RMB
Accounts receivable from a related party:
Accounts receivable from JinkoPower for sales of solar modules and others	296,512	436,706

Notes receivables from a related party:
Notes receivables from JinkoPower	1,183	108,638

Advances to related parties:
Advance to Sichuan Yongxiang for inventory purchase	—	203,056
Advance to Xinte Silicon for inventory purchase	6,555	—
Subtotal	6,555	203,056

Prepayment and other receivables from related parties:
Prepayments to JinkoPower for outsourcing services	12,635	5,846
Other receivables due from JinkoPower for disposal of solar power projects	13,141	19,472
Other receivables due from Sweihan PV Power Company P.S.J.C (“Sweihan PV”, which develops and operates solar power projects in Dubai) for technical services	1,224	1,561
Other receivables from JinkoPower for miscellaneous transactions	412	2,938
Subtotal	27,412	29,817

Other assets from related parties:
Long-term receivables due from Sweihan PV	38,377	16,960
Long-term receivables due from JinkoPower for disposal of solar power projects	16,859	—
Subtotal	55,236	16,960

Accounts payable due to a related party:
Accounts payable due to Xinte Silicon for inventory purchase	21,244	—

Advances from a related party
Advances from JinkoPower	3,412	—

Notes payables due to related parties
Notes payables due to Sichuan Yongxiang for inventory purchase	—	380,269
Notes payables due to Xinte Silicon for inventory purchase	277,000	—
Subtotal	277,000	380,269

Other payables due to a related party:
Other payables due to JinkoPower for payments on behalf of the Company	11,599	11,069
(1)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

Schedule of transactions with related parties

Transactions related parties for the year ended December 31, 2022, 2023 and 2024 were as follows (RMB in thousands):

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue from sales of products and providing services to related parties
Revenue from sales of products to JinkoPower	325,175	353,420	390,339
Income of project management service provided to Sweihan PV	2,979	3,931	1,286
Rental services provided to JinkoPower	5,041	11,590	13,245
Management service provided to Sichuan Yongxiang	—	—	350
Subtotal	333,195	368,941	405,220

Service expenses and silicon procurement provided by related parties
Management service provided by JinkoPower	8,863	16,400	19,931
Electricity fee charged by JinkoPower	25,735	119,352	118,908
Silicon procurement from Xinte Silicon (Note 14)	824,785	1,537,073	421,354
Silicon procurement from Sichuan Yongxiang (Note 14)	—	—	595,558
Other fees charged by JinkoPower	—	5,109	(2,640)